Prospectus February 28, 2017

	Class N	Class Y *
Natixis Sustainable Future 2015 Fund	NSFBX
Natixis Sustainable Future 2020 Fund	NSFDX
Natixis Sustainable Future 2025 Fund	NSFEX
Natixis Sustainable Future 2030 Fund	NSFFX
Natixis Sustainable Future 2035 Fund	NSFGX
Natixis Sustainable Future 2040 Fund	NSFHX
Natixis Sustainable Future 2045 Fund	NSFJX
Natixis Sustainable Future 2050 Fund	NSFKX
Natixis Sustainable Future 2055 Fund	NSFLX
Natixis Sustainable Future 2060 Fund	NSFMX

* Class Y shares are not currently available for purchase.

The Securities and Exchange Commission ("SEC") has not approved or disapproved any Fund's shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a crime.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

Fund Summary

Natixis Sustainable Future 2015 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.52%	0.52%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	2.87%	2.97%
Acquired fund fees and expenses [2]	0.27%	0.27%
Total annual fund operating expenses	3.66%	3.76%
Fee waiver and/or expense reimbursement [3]	3.01%	3.06%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$766
Class Y	$72	$790

1

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

2

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 49% in equity securities and 51% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

3

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

4

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

5

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

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Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

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Certain Retirement Plans.

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Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

6

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

7

Fund Summary

Natixis Sustainable Future 2020 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.55%	0.55%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	2.19%	2.29%
Acquired fund fees and expenses [2]	0.24%	0.24%
Total annual fund operating expenses	2.98%	3.08%
Fee waiver and/or expense reimbursement [3]	2.33%	2.38%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$642
Class Y	$72	$667

8

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

9

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 56% in equity securities and 44% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

10

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

11

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

12

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

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Certain Retirement Plans.

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Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

13

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

14

Fund Summary

Natixis Sustainable Future 2025 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.58%	0.58%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	1.75%	1.85%
Acquired fund fees and expenses [2]	0.20%	0.20%
Total annual fund operating expenses	2.53%	2.63%
Fee waiver and/or expense reimbursement [3]	1.88%	1.93%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$560
Class Y	$72	$584

15

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

16

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 63% in equity securities and 37% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

17

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

18

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

19

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

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Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

20

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

21

Fund Summary

Natixis Sustainable Future 2030 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.62%	0.62%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	1.86%	1.96%
Acquired fund fees and expenses [2]	0.15%	0.15%
Total annual fund operating expenses	2.63%	2.73%
Fee waiver and/or expense reimbursement [3]	1.98%	2.03%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$578
Class Y	$72	$603

22

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

23

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 72% in equity securities and 28% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

24

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgement of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

25

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

26

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadviser

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

27

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

28

Fund Summary

Natixis Sustainable Future 2035 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	1.92%	2.02%
Acquired fund fees and expenses [2]	0.10%	0.10%
Total annual fund operating expenses	2.67%	2.77%
Fee waiver and/or expense reimbursement [3]	2.02%	2.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$585
Class Y	$72	$610

29

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

■

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

■

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

■

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

30

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 80% in equity securities and 20% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

31

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

32

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

33

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

34

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

35

Fund Summary

Natixis Sustainable Future 2040 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.67%	0.67%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	2.24%	2.34%
Acquired fund fees and expenses [2]	0.06%	0.06%
Total annual fund operating expenses	2.97%	3.07%
Fee waiver and/or expense reimbursement [3]	2.32%	2.37%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$640
Class Y	$72	$665

36

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

■

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

■

Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

■

Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

■

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

■

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

37

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 86% in equity securities and 14% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

38

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

39

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

40

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

41

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

42

Fund Summary

Natixis Sustainable Future 2045 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.69%	0.69%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	2.86%	2.96%
Acquired fund fees and expenses [2]	0.04%	0.04%
Total annual fund operating expenses	3.59%	3.69%
Fee waiver and/or expense reimbursement [3]	2.94%	2.99%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$753
Class Y	$72	$777

43

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

■

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

■

Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

■

Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

■

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

■

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

44

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 90% in equity securities and 10% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

45

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

46

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

47

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

■

Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

■

Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

■

Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

48

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

49

Fund Summary

Natixis Sustainable Future 2050 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	3.07%	3.17%
Acquired fund fees and expenses [2]	0.03%	0.03%
Total annual fund operating expenses	3.80%	3.90%
Fee waiver and/or expense reimbursement [3]	3.15%	3.20%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$791
Class Y	$72	$815

50

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

■

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

51

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 92% in equity securities and 8% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

52

Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

53

Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

54

Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

55

Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

56

Fund Summary

Natixis Sustainable Future 2055 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	4.86%	4.96%
Acquired fund fees and expenses [2]	0.03%	0.03%
Total annual fund operating expenses	5.59%	5.69%
Fee waiver and/or expense reimbursement [3]	4.94%	4.99%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$1,108
Class Y	$72	$1,131

57

Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

■

Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

■

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

■

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

58

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 92% in equity securities and 8% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

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Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

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Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

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Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

■

Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

■

Certain Retirement Plans.

■

Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

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Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

63

Fund Summary

Natixis Sustainable Future 2060 Fund

Investment Goal

The Fund seeks the highest total return consistent with its current asset allocation.

Fund Fees & Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)	Class N	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Redemption fees	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)	Class N	Class Y
Management fees	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses [1]	4.14%	4.24%
Acquired fund fees and expenses [2]	0.03%	0.03%
Total annual fund operating expenses	4.87%	4.97%
Fee waiver and/or expense reimbursement [3]	4.22%	4.27%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.65%	0.70%

1 Other expenses are estimated for the current fiscal year.

2 Acquired fund fees and expenses are estimated for the current fiscal year.

3 NGAM Advisors, L.P. (the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% and 0.70% of the Fund's average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2018 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 15 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class N	$66	$982
Class Y	$72	$1,005

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Fund Summary

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance

Principal Investment Strategies

The Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. The Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. The Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. The Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

The Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. The Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. The Fund may invest in securities of any market capitalization.

The Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Fund's Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Fund's Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover.  The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria ratings provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

The Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

■

Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

■

Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

■

Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

65

Fund Summary

The Fund's Sub-Adviser, Wilshire, developed the Fund's glide path and determines the Fund's target allocations. The glide path represents the shifting of equity and fixed-income allocations over time and shows how the Fund's asset mix becomes more conservative as the target date approaches and passes.

The Fund's target allocations as of February 28, 2017 are 92% in equity securities and 8% in fixed-income securities. Under normal circumstances, the Fund may deviate no more than plus or minus 10% from its target allocations.

The following glide path illustrates how the Fund's target allocations are expected to change over time. This reflects individuals' expected need for reduced market risks as retirement approaches and for low portfolio volatility after retirement.

The Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. The Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

The Fund is expected to reach its final allocations approximately 10 years past its target year. The Fund's Board of Trustees may approve combining the Fund with other Natixis Sustainable Future Funds that have reached their final allocations if the Board determines that such combination would be in the best interest of such Funds' shareholders.

Principal Investment Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund, including losses near, at, or after the target year. There is no guarantee that the Fund will provide adequate income at or after the target year. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk: The Fund's investment performance depends on how its assets are allocated. The allocation may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk: The Fund's investments in below investment grade fixed-income securities, also known as "junk bonds," may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit/counterparty risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment grade fixed-income securities.

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Fund Summary

Credit/Counterparty Risk: Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivative transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains.

Currency Risk: Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or that generate income denominated in, foreign currencies. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk: The Fund will be exposed to derivatives risk primarily through its investments in the Underlying Funds. Derivative instruments (such as those in which the Underlying Funds may invest, including forward currency contracts, structured notes, futures transactions and swap transactions) are subject to changes in the value of the underlying assets or indices on which such instruments are based. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those that would have occurred had derivatives not been used. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions and swap transactions involves other risks, such as the credit/counterparty risk relating to the other party to a derivative contract (which is greater for forward currency contracts, swaps and other OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with changes in the value of relevant assets, rates or indices, liquidity risk, allocation risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that an Underlying Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. An Underlying Fund's derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund.

Emerging Markets Risk: In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk: The value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the Adviser's assessment of the prospects for a company's growth is wrong, or if the Adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the Adviser has placed on it. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period.

Foreign Securities Risk: Investments in foreign securities may be subject to greater political, economic, environmental, credit and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. These risks also apply to securities of foreign issuers traded in the United States or through depositary receipt programs such as ADRs.

Inflation-Protected Securities Risk: Inflation-protected securities are subject to the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Interest Rate Risk: Interest rate risk is the risk that the value of the Fund's investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise.  Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon bonds may be more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell them, negatively impacting the performance of the Fund.

Investments in Other Investment Companies Risk: The Fund will indirectly bear the management, service and other fees of any other investment companies, including exchange-traded funds, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Fund's assets among the Underlying Funds.

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Fund Summary

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk: Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. The use of leverage increases the impact of gains and losses on a fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk: Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities (securities issued under an exemption from registration under the Securities Act of 1933), are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to greater liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk: A strategy used by the Fund's portfolio managers may fail to produce the intended result.

Market/Issuer Risk: The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk: In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value, which is called extension risk. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Retirement Risk: The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market/issuer risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so.

Small- and Mid-Capitalization Companies Risk: Compared to large-capitalization companies, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources. Stocks of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk: Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so.

Risk/Return Bar Chart and Table

Because the Fund has not yet completed a full calendar year, information related to Fund performance, including a bar chart showing annual returns, has not been included in this Prospectus. The performance information provided by the Fund in the future will give some indication of the risks of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare against those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessary indicate how the Fund will perform in the future. Updated performance information is available online at ngam.natixis.com or by calling the Fund toll-free at 800-225-5478.

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Fund Summary

Management

Investment Adviser

NGAM Advisors, L.P. ("NGAM Advisors")

Investment Subadvisers

Natixis Asset Management U.S., LLC ("Natixis AM US")

Wilshire Associates Incorporated ("Wilshire")

Portfolio Managers

Natixis AM US

Jens Peers, CFA®, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Suzanne Senellart, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Hua Cheng, CFA®, PhD, has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of the Fund since 2017.

Xavier Combet, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

Manuel Coeslier, has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of the Fund since 2017.

All of the above portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda, Chief Investment Officer for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Serena V. Stone, CFA®, Assistant Vice President for the Active Index AdvisorsSM division of NGAM Advisors, has served as co-portfolio manager of the AIA U.S. Large Cap Value ESG Segment of the Fund since 2017.

Wilshire

Nathan Palmer, CFA®, Managing Director of Wilshire, has served as a portfolio manager of the Fund since 2017.

Elizabeth Yakes, CFA®, Vice President of Wilshire, has served as a portfolio manager of the Fund since 2017.

Purchase and Sale of Fund Shares

Class N Shares

Class N shares of the Fund are subject to a $1,000,000 initial investment minimum. There is no initial investment minimum for certain retirement plans and funds of funds that are distributed by NGAM Distribution, L.P. There is no subsequent investment minimum for these shares.

Class Y Shares

Class Y shares are not currently available for purchase.

Class Y shares of the Fund may be purchased by the following entities at the following investment minimums.

A minimum initial investment of $100,000 and the minimum subsequent investment of $100 for:

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Other mutual funds, endowments, foundations, bank trust departments or trust companies.

There is no initial or subsequent investment minimum for:

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Wrap Fee Programs of certain broker-dealers, the advisers or the Distributor. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

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Certain Retirement Plans.

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Certain Individual Retirement Accounts if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund.

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Clients of a Registered Investment Adviser where the Registered Investment Adviser receives an advisory, management or consulting fee.

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Fund Trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Natixis affiliate employee benefit plans.

Due to operational limitations at your financial intermediary, certain wrap fee programs, retirement plans, individual retirement accounts and accounts of registered investment advisers may be subject to the investment minimums described above.

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Fund Summary

The Fund's shares are available for purchase and are redeemable on any business day through your investment dealer, directly from the Fund by writing to the Fund at Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, by exchange, by wire, by internet at ngam.natixis.com (certain restrictions may apply), through the Automated Clearing House system, or, in the case of redemptions, by telephone at 800-225-5478 or by the Systematic Withdrawal Plan. See the section "How Fund Shares are Priced" for details.

Tax Information

Fund distributions are generally taxable to you as ordinary income or capital gains, except for distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax law generally. Investments in such tax-advantaged plans will generally be taxed only upon withdrawal of monies from the tax-advantaged arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

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Investment Goals, Strategies and Risks

More Information About the Funds

Natixis Sustainable Future Funds

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation. The investment goal of each Fund is non-fundamental and may be changed without shareholder approval. Each Fund will provide 60 days' prior notice to shareholders before changing its investment goal.

Principal Investment Strategies

Each Fund employs an asset allocation strategy designed for investors planning to retire within a few years of the target year designated in the Fund's name. Each Fund allocates its assets among investments in affiliated underlying funds and separately managed segments that invest directly in securities. Each Fund's asset allocation will become more conservative over time by reducing its equity exposure and increasing its fixed-income exposure in accordance with a "glide path" until approximately 10 years following its target year. Each Fund assumes a retirement age of 65 at the target year and is designed for investors who plan to withdraw the value of their account gradually after retirement.

Each Fund follows a sustainable investing approach and selects U.S. and non-U.S. securities, including emerging markets securities, based on environmental, social and governance ("ESG") criteria with respect to such issues as fair labor, anti-corruption, human rights, fair business practices and mitigation of environmental impact, seeking a diversified portfolio of investments that contribute to a more sustainable future. Each Fund also invests in underlying funds which invest principally in U.S. government and/or agency securities. Each Fund may invest in securities of any market capitalization.

Each Fund's equity allocation consists of three separately managed segments, with target weightings that will vary as determined by the Funds' Sub-Adviser, Wilshire Associates Incorporated ("Wilshire"):

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Mirova Global Sustainable Equity Segment – Focuses on equity securities of companies that the Funds' Sub-Adviser, Natixis Asset Management U.S., LLC ("Natixis AM US"), expects will benefit from major long-term global trends such as, among others, climate change, natural resources depletion, and population growth and movement. In selecting companies to invest in, Natixis AM US focuses on providers of solutions to the issues arising from these trends, as well as companies that provide products and services that address or are otherwise aligned with these trends. Natixis AM US selects securities based on an in-depth fundamental analysis of companies combining qualitative, financial and ESG considerations. In deciding which securities to buy and sell, Natixis AM US generally seeks to invest in securities of companies that relate to sustainable development themes derived from long-term global trends, demonstrate adherence to ESG practices, have strong fundamentals, and offer attractive valuations. The segment invests both in securities of U.S. issuers and in securities of non-U.S. issuers, including investments through American Depositary Receipts ("ADRs").

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Mirova Carbon Neutral U.S. Equity Segment – Invests in equity securities within a universe comprised of large capitalization U.S. equity securities and additional "green" stocks that Natixis AM US believes to be beneficiaries of the transition to a less carbon-centric economy. Natixis AM US selects securities from this universe that it believes demonstrate acceptable positive practices with regard to carbon footprint and ESG considerations. Natixis AM US uses a third-party service provider to assess the carbon footprint of companies in the investment universe and to determine a baseline threshold of acceptable impact on carbon emissions, taking into account both a company's carbon emissions and the carbon emissions that a company's products and services help to avoid. The portfolio managers then attempt to construct a carbon neutral portfolio (a portfolio for which total emissions do not exceed the emissions avoided by using the portfolio companies' products and services), which aims to outperform its benchmark, the S&P 500® Index, while matching the risk characteristics of the S&P 500® Index as closely as possible given a variety of constraints such as carbon impact, ESG criteria, active management of the "green" stocks and turnover. The portfolio managers may sell a security if its carbon footprint is no longer within acceptable parameters, if its ESG criteria deteriorate, if another opportunity is more attractive, to reduce tracking error relative to the S&P 500® Index or for risk management purposes.

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Active Index AdvisorsSM ("AIA") U.S. Large Cap Value ESG Segment – Invests in stocks of companies generally considered to be value-oriented securities within the large capitalization U.S. equity market that have an ESG rating of Committed, Positive or Neutral. The segment is managed by the AIA division of NGAM Advisors, L.P. (the "Adviser") using ESG criteria provided by Mirova, an affiliate of the Adviser, to construct a portfolio that seeks to track returns of the S&P 500® Value Index. The Adviser may sell a security if it falls below a Neutral ESG rating, if the security no longer represents a value-oriented large capitalization security, or to reduce tracking error relative to the S&P 500® Value Index. The segment will attempt to select securities and weights in such a way as to match the characteristics and returns of the S&P 500® Value Index as closely as possible, given a variety of constraints such as ESG criteria, security restrictions and turnover.

Each Fund's fixed-income allocation consists of investments in the following underlying funds (the "Underlying Funds"), with target weightings that will vary as determined by Wilshire:

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Mirova Global Green Bond Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." The proceeds of "green bonds" are used to finance projects which the fund's adviser believes will have a positive environmental impact.

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Loomis Sayles Limited Term Government and Agency Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

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Investment Goals, Strategies and Risks

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Loomis Sayles Inflation Protected Securities Fund – Normally invests at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities.

The Funds' Sub-Adviser, Wilshire , developed the Fund's glide path and determines the Fund's target allocations. The following table lists each Fund's target allocations as of February 28, 2017. Under normal market conditions, each Fund may deviate no more than plus or minus 10% from its target equity and fixed-income allocations.

	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	2055 Fund	2060 Fund
Equity	49%	56%	63%	72%	80%	86%	90%	92%	92%	92%
Mirova Global Sustainable Equity Segment	33%	38%	42%	48%	54%	58%	60%	62%	62%	62%
Mirova Carbon Neutral U.S. Equity Segment	6%	7%	8.5%	10%	11%	11%	12%	12%	12%	12%
AIA U.S. Large Cap Value ESG Segment	10%	11%	12.5%	14%	15%	17%	18%	18%	18%	18%
Fixed-Income	51%	44%	37%	28%	20%	14%	10%	8%	8%	8%
Mirova Global Green Bond Fund	28%	25%	21%	15%	10%	6%	4%	3%	3%	3%
Loomis Sayles Limited Term Government and Agency Fund	12%	11%	9%	6%	4%	2%	2%	1%	1%	1%
Loomis Sayles Inflation Protected Securities Fund	9%	6%	5%	5%	4%	4%	2%	2%	2%	2%
Cash	2%	2%	2%	2%	2%	2%	2%	2%	2%	2%

The following glide path illustrates how each Fund's target allocations are expected to change over time.

Some Underlying Funds may enter into derivatives transactions as part of their principal investment strategies, such as forward currency contracts, structured notes, futures transactions and swap transactions. Some Underlying Funds may also invest in investment grade corporate notes and bonds, zero-coupon

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Investment Goals, Strategies and Risks

bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), asset-backed securities and mortgage-related securities.

Each Fund is expected to reach its final allocations approximately 10 years past its target year. The Funds' Board of Trustees may approve combining Funds which have reached their final allocations if it determines that such combinations would be in the best interest of such Funds' shareholders.

Principal Investment Risks

Each Fund has principal investment strategies that come with inherent risks. The principal risks of investing in the Funds are summarized in the Fund Summary under "Principal Investment Risks." Each Fund does not represent a complete investment program and there is no guarantee that any Fund will provide adequate income at or after the target year. The following provides more information about some of the risks to which each Fund may be subject because of its investments in various types of securities or engagement in various practices. Because of the Fund's investments in the Underlying Funds, the Fund will be subject to many of the risks below indirectly through its investments in the Underlying Funds rather than directly through investment in the actual securities themselves.

Allocation Risk

The Fund's investment performance depends on how its assets are allocated. The allocation, as set forth above, may not be optimal in every market condition. You could lose money on your investment in the Fund as a result of this allocation.

Below Investment Grade Fixed-Income Securities Risk

Below investment grade fixed-income securities, also known as "junk bonds," are rated below investment grade quality and may be considered speculative with respect to the issuer's continuing ability to make principal and interest payments. To be considered rated below investment grade quality, none of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or S&P Global Ratings ("S&P")) must have rated the security in one of their respective top four rating categories at the time the Fund acquires the security or, if the security is unrated, the portfolio managers have determined it to be of comparable quality. Analysis of the creditworthiness of issuers of below investment grade fixed-income securities may be more complex than for issuers of higher-quality debt securities, and the Fund's ability to achieve its investment objectives may, to the extent the Fund invests in below investment grade fixed-income securities, be more dependent upon the portfolio managers' credit analysis than would be the case if the Fund were investing in higher-quality securities. The issuers of these securities may be in default or have a currently identifiable vulnerability to default on their payments of principal and interest, or may otherwise present elements of danger with respect to payments of principal or interest. Below investment grade fixed-income securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities. Yields on below investment grade fixed-income securities will fluctuate. If the issuer of below investment grade fixed-income securities defaults, the Fund may incur additional expenses to seek recovery.

Credit/Counterparty Risk

Credit/counterparty risk is the risk that the issuer or the guarantor of a fixed-income security, or the counterparty to a derivatives or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund will be subject to credit/counterparty risks with respect to the counterparties of its derivatives transactions. Many of the protections afforded to participants on organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter ("OTC") derivatives transactions, such as foreign currency transactions. As a result, in instances when the Fund enters into OTC derivative transactions, the Fund will be subject to the risk that its direct counterparties will not perform their obligations under the transactions and that the Fund will sustain losses or be unable to realize gains. Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearinghouse and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.  Additionally, when the Fund enters into cleared derivatives transactions, the Fund will be subject to the credit risk of the clearing house and clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivatives transactions.

Currency Risk

Fluctuations in the exchange rates between different currencies may negatively affect an investment. The Fund may be subject to currency risk because it may invest in currency-related instruments and may invest in securities or other instruments denominated in, or receive revenues in, foreign currencies. The market for some or all currencies may from time to time have low trading volume and become illiquid, which may prevent the Fund from effecting a position or from promptly liquidating unfavorable positions in such markets, thus subjecting the Fund to substantial losses. The Fund may elect not to hedge currency risk, or may hedge such risk imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk

The Funds will be exposed to Derivatives Risk primarily through their investments in the Underlying Funds. As described herein and in the SAI, the use of derivatives involves special risks. Derivatives are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate or index. There is no guarantee that an Underlying Fund's use of derivatives will be effective or that suitable transactions will be available. Even a small investment in derivatives by an Underlying Fund may give rise to leverage risk and can have a significant impact on the Underlying Fund's exposure to securities markets values, interest rates or currency exchange rates. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. An Underlying Fund's use of derivatives, such as forward currency contracts, structured notes, futures transactions

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Investment Goals, Strategies and Risks

and swap transactions, involves other risks, such as the credit risk relating to the other party to a derivative contract (which is greater for OTC derivatives), the risk of difficulties in pricing and valuation, the risk that changes in the value of a derivative may not correlate as expected with relevant assets, rates or indices, liquidity risk and the risk of losing more than the initial margin required to initiate derivatives positions. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. The use of derivatives by an Underlying Fund may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. It is possible that an Underlying Fund's liquid assets may be insufficient to support its obligations under its derivatives positions. To the extent that an Underlying Fund uses a derivative for purposes other than as a hedge or if an Underlying Fund hedges imperfectly, an Underlying Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. When used, derivatives may affect the timing, amount, or character of tax distributions payable to, and thus taxes payable by, shareholders.

Emerging Markets Risk

In addition to the risks of investing in foreign investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, sanctions by the U.S. government and an issuer's unwillingness or inability to make principal or interest payments on its obligations. Emerging market companies may be smaller and have shorter operating histories than companies in developed markets.

Equity Securities Risk

The value of your investment in the Fund is based on the market value (or price) of the securities the Fund holds. You may lose money on your investment due to unpredictable declines in the value of individual securities and/or periods of below-average performance in individual securities, industries or in the equity market as a whole. This may impact the Fund's performance and may result in higher portfolio turnover, which may increase the tax liability to taxable shareholders and the expenses incurred by the Fund. The market value of a security can change daily due to political, economic and other events that affect the securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities the Fund owns and the markets in which they trade. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response to such trends and developments. Growth stocks are generally more sensitive to market movements than other types of stocks primarily because their stock prices are based heavily on future expectations. If the adviser's assessment of the prospects for a company's growth is wrong, or if the adviser's judgment of how other investors will value the company's growth is wrong, then the price of the company's stock may fall or not approach the value that the adviser has placed on it.Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks also present the risk that their lower valuations fairly reflect their business prospects and that investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. Common stocks represent an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk

Foreign securities risk is the risk associated with investments in issuers located in foreign countries. The Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. issuers. The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of the Fund's non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by the U.S. government, political changes or diplomatic developments may also cause the value of the Fund's non-U.S. investments to decline. When imposed, foreign withholding or other taxes reduce the Fund's return on foreign securities. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire foreign investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of foreign issuers traded in the U.S. or through depositary receipt programs such as ADRs. To the extent the Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, foreign securities may be subject to increased credit risk because of the potential difficulties of requiring foreign entities to honor their contractual commitments.

Inflation-Protected Securities Risk

Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on inflation-protected securities is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation based upon an index intended measure the rate of inflation. Although repayment of the original bond principal upon maturity is guaranteed, the market value of inflation protected securities is not guaranteed, and will fluctuate. There can be no assurance that the relative index will accurately measure the rate of inflation, in which case the securities may not work as intended.

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Interest Rate Risk

Interest rate risk is the risk that changes in interest rates will affect the value of the Fund's investments in fixed-income securities, such as bonds, notes, asset-backed securities and other income-producing securities and derivatives. Fixed-income securities are obligations of the issuer to make payments of principal and/or interest on future dates. Increases in interest rates may cause the value of the Fund's investments to decline. A prolonged period of low interest rates may cause the Fund to have a low or negative yield, potentially reducing the value of your investment. Generally, the value of fixed-income securities, including short-term fixed-income securities, rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. A significant change in interest rates could cause the Fund's share price (and the value of your investment) to change.

Investments in Other Investment Companies Risk

The Fund will indirectly bear the management, service and other fees of any other investment companies, including ETFs, in which it invests in addition to its own expenses. The Fund is also indirectly exposed to the same risks as the Underlying Funds in proportion to the allocation of the Funds' assets among the Underlying Funds.

Large Investor Risk

Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. If a large investor redeems a portion or all of its investment in the Fund or redeems frequently, the Fund may be forced to sell investments at unfavorable times or prices, which can affect the performance of the Fund and may increase realized capital gains. In addition, such transactions may accelerate the realization of taxable income to shareholders if the Fund's sales of investments result in gains, and also may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses or could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratios.

Leverage Risk

Use of derivative instruments by an Underlying Fund may involve leverage. Leverage is the risk associated with securities or practices that multiply small index, market or asset-price movements into larger changes in value. Leverage magnifies the potential for gain and the risk of loss. As a result, a relatively small decline in the value of the underlying investments could result in a relatively large loss. The use of leverage will increase the impact of gains and losses on an Underlying Fund's returns, and may lead to significant losses if investments are not successful.

Liquidity Risk

Liquidity risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Decreases in the number of financial institutions willing to make markets in the Fund's investments or in their capacity or willingness to transact may increase the Fund's exposure to this risk. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund's investments when it needs to dispose of them. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. Securities acquired in a private placement, such as Rule 144A securities, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Non-exchange traded derivatives are generally subject to significant liquidity risk as well. Liquidity issues may also make it difficult to value the Fund's investments. In some cases, especially during periods of market turmoil, a redemption may dilute the interest of the remaining shareholders.

Management Risk

Management risk is the risk that the portfolio managers' investment techniques could fail to achieve the Fund's objective and could cause your investment in the Fund to lose value. The Fund is subject to management risk because the Fund is actively managed. The portfolio managers will apply their investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such decisions will produce the desired results. For example, securities that the portfolio managers expect to appreciate in value may, in fact, decline. Similarly, in some cases, derivative and other investment techniques may be unavailable or the portfolio managers may determine not to use them, even under market conditions where their use could have benefited the Fund.

Market/Issuer Risk

The market value of the Fund's investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund's investments, such as management performance, financial condition and demand for the issuers' goods and services.

Mortgage-Related and Asset-Backed Securities Risk

In addition to the risks associated with investments in fixed-income securities generally (for example, credit, liquidity and valuation risk), mortgage-related and asset-backed securities are subject to the risks of the mortgages and assets underlying the securities as well as prepayment risk, the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically

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Investment Goals, Strategies and Risks

reducing the security's value. The Fund also may incur a loss when there is a prepayment of securities that were purchased at a premium. Recent events in the U.S. mortgage markets have led to a reduced demand for mortgage loans and increased the liquidity risk for some mortgage-related securities. The value of some mortgage-related securities and other asset-backed securities in which the Fund invests may be particularly sensitive to changes in prevailing interest rates, and the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Fund's Adviser to forecast interest rates and other economic factors correctly. The risk of non-payment is greater for mortgage-related securities that are backed by mortgage pools that contain "subprime" or "Alt-A" loans (loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans), but a level of risk exists for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic downturn, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with the servicing of those assets. These types of securities may also decline for reasons associated with the underlying collateral.

Retirement Risk

The Fund is not a complete retirement program and there is no guarantee that an investment in the Fund will provide sufficient retirement income at or through retirement. Achieving your retirement goals will depend on many factors, including the amount you save and the period over which you do so, your expected retirement date, your individual retirement needs, your other sources of income and other assets, and inflation. The Fund's glide path (or allocation methodology) will not eliminate the market volatility that could reduce the amount available for you to withdraw when you intend to begin withdrawing your investment in the Fund. Although the Fund will become more conservative over time (meaning that the Fund will allocate more of its assets to fixed-income investments than equity investments as it nears the target retirement date), the Fund will continue to be exposed to market risk and the share price of the Fund will fluctuate, even after the Fund reaches its most conservative allocation. This means that you could lose money by investing in the Fund, including losses near, at, or after the target retirement date. In addition, your risk tolerance may change over time, including in ways that do not correlate perfectly with the Fund's glide path. There can be no assurance that an investment in the Fund will provide income at, and through the years following, the target retirement date in amounts adequate to meet your retirement goals. You should consider these and other factors when selecting an overall retirement strategy, including an investment in the Fund.

Small- and Mid-Capitalization Companies Risk

Compared to companies with large market capitalization, small- and mid-capitalization companies are more likely to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Securities of these companies often trade less frequently and in limited volume and their prices may fluctuate more than stocks of large-capitalization companies. Securities of small- and mid-capitalization companies may therefore be more vulnerable to adverse developments than those of large-capitalization companies. As a result, it may be relatively more difficult for the Fund to buy and sell securities of small- and mid-capitalization companies.

Sustainable Investment Style Risk

Because the Fund focuses on equity securities of companies that meet certain ESG criteria, bonds whose purpose is to finance projects with a positive environmental impact and other fixed-income securities that, in the opinion of the Adviser, present minimal ESG concerns, its universe of investments may be smaller than that of other funds and therefore the Fund may underperform the market as a whole if such investments underperform the market. The Fund may forgo opportunities to gain exposure to certain attractive companies, industries, sectors or countries and it may choose to sell a security when it might otherwise be disadvantageous to do so. Views on what constitutes a "sustainable investment" may differ by fund, adviser and investor. There is no guarantee that the Adviser's efforts to focus on investments in companies that demonstrate adherence to ESG practices will be successful. In addition, certain green bonds in which the Fund invests may be dependent on government incentives and subsidies and lack of political support for the financing of projects with a positive environmental impact could negatively impact the performance of the Fund. As the green bond market is relatively new and continues to evolve, the criteria used to define green bonds may change in the future.

More Information About the Funds' Strategies

Temporary Defensive Measures

As a temporary defensive measure, a Fund may hold any portion of its assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or invest in money market instruments or high-quality debt securities as it deems appropriate. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment goal.

Percentage Investment Limitations

Except as set forth in the SAI, the percentage limitations set forth in this Prospectus and the SAI apply at the time an investment is made and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Holdings

A description of each Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the section "Portfolio Holdings Information" in the SAI. A "snapshot" of each Fund's investments may be found in its annual and semiannual reports, when available. In addition, a list of each Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Funds' website at

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Investment Goals, Strategies and Risks

ngam.natixis.com/us/fund-documents. These holdings will remain accessible on the website until each Fund files its respective Form N-CSR or Form N-Q with the Securities and Exchange Commission (the "SEC") for the period that includes the date of the information. In addition, a list of each Fund's top 10 holdings as of the month end is generally available within 7 business days after the month end on the Funds' website at ngam.natixis.com/us/by-price-and-performance.

Cybersecurity and Technology

The Funds, their service providers, and other market participants increasingly depend on complex information technology and communications systems, which are subject to a number of different threats and risks that could adversely affect the Funds and their shareholders. These risks include, among others, theft, misuse, and improper release of confidential or highly sensitive information relating to the Funds and their shareholders, as well as compromises or failures to systems, networks, devices and applications relating to the operations of the Funds and their service providers. Power outages, natural disasters, equipment malfunctions and processing errors that threaten these systems, as well as market events that occur at a pace that overloads these systems, may also disrupt business operations or impact critical data. Cybersecurity and other operational and technology issues may result in financial losses to the Funds and their shareholders, impede business transactions, violate privacy and other laws, subject the Funds to certain regulatory penalties and reputational damage, and increase compliance costs and expenses. Although the Funds have developed processes and risk management systems designed to reduce these risks, the Funds do not directly control the cybersecurity defenses, operational and technology plans and systems of their service providers, financial intermediaries and companies in which they invest or with which they do business.

More Information About the Underlying Funds

The investment objectives and principal investment strategies of the Underlying Funds are summarized below. This information should not be construed as an offer to purchase or sell the Underlying Funds. For additional and more current information regarding the Underlying Funds, investors should read the current prospectuses and statements of additional information of the Underlying Funds.

Mirova Global Green Bond Fund seeks to provide total return, through a combination of capital appreciation and current income, by investing in green bonds. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings made for investment purposes) in "green bonds." "Green bonds" are bonds and notes all of the proceeds of which are used to finance projects which the Fund's adviser believes will have a positive environmental impact. The Fund invests in securities of issuers located in no fewer than three countries, which may include the U.S. Under normal circumstances, the Fund will invest at least 40% of its assets in securities of issuers located outside the U.S. and the Fund may invest up to 20% of its assets in securities of issuers located in emerging markets. Emerging markets are economies that the Fund's adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund may invest up to 20% of its assets, at the time of purchase, in securities rated below investment grade (i.e., none of the three major ratings agencies (Moody's, Fitch or S&P) have rated the securities in one of their top four ratings categories) (commonly known as "junk bonds"), or, if unrated, securities determined by the Fund's adviser to be of comparable quality. The Fund may invest in bonds of any maturity and expects that under normal circumstances the modified duration of its portfolio will range between 0 and 10. This flexibility is intended to allow the portfolio managers to reposition the fund to take advantage of significant interest rate movements. Performance is expected to derive primarily from security selection and duration is not expected to be a major source of excess return relative to the benchmark.

The Fund primarily invests in fixed-income securities issued by companies, banks, supranational entities, development banks, agencies, regions and governments. In deciding which securities to buy and sell, the Fund's adviser selects securities based on their financial valuation profile and an analysis of the global environmental, social and governance ("ESG") impact of the issuer or the projects funded with the securities. Following the evaluation of a security, the portfolio managers value the security based, among other factors, on what they believe is a fair spread for the issue relative to comparable government securities, as well as historical and expected default and recovery rates. The portfolio managers will re-evaluate and possibly sell a security if there is a deterioration of its ESG quality and/or financial rating, among other reasons.

Green bonds are usually issued to finance specific projects intended to generate an environmental benefit while offering potential market return in the same manner as other "conventional" fixed-income securities. Beyond fundamental security analysis, the Fund's adviser independently analyzes each green bond it selects for the Fund along the following lines:

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Use of Proceeds: legal documentation specifies that proceeds will be used to finance or refinance projects with a positive environmental impact, such as projects relating to climate change, preservation of resources, pollution prevention or mitigation and biodiversity.

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Impact on Sustainable Opportunity: quality of the environmental impact of the project is analyzed. Four evaluation levels have been defined with respect to the positive environmental impact: High, Significant, Low or No, and Negative. Only issues that the Fund's adviser believes will have a High or Significant positive environmental impact can qualify.

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Risk Evaluation: an analysis of the general practices of the issuer and of the management of the environmental and social risks during the life cycle of the projects.

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Reporting: issuer should provide regular reports on the use of proceeds. This reporting will also be used to reevaluate all other aspects of the Fund's adviser's analysis as described above.

The Fund's adviser monitors developments in the global green bond market and may revise the above criteria in the future.

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Management Team

In connection with its principal investment strategies, the Fund may also invest in securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), municipal securities, mortgage-related and asset-backed securities, debt-linked and equity-linked securities, hybrid instruments and futures, forwards and foreign currency transactions for hedging and investment purposes. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments. The Fund's adviser generally attempts to hedge the Fund's foreign currency risk, though there is no guarantee its attempts to hedge all foreign currency risk will be successful.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Loomis Sayles Limited Term Government and Agency Fund seeks high current return consistent with preservation of capital. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investments issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Fund's adviser follows a total return-oriented investment approach in selecting securities for the Fund. It seeks securities that will provide the Fund with an average credit quality equal to the credit rating of the U.S. Government's long-term debt and an effective portfolio duration range of two to four years (although not all securities selected will have these characteristics and the Fund's adviser may look for other characteristics if market conditions change). The Fund may invest in securities with credit quality above or below the credit rating of the U.S. Government's long-term debt. In determining credit quality, the Adviser will look to the highest credit rating assigned by S&P, Fitch or Moody's.

In deciding which securities to buy and sell, the Fund's adviser will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, the adviser's expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with the adviser's expectations concerning the potential return of those investments.

In selecting investments for the Fund, the adviser's research analysts work closely with the Fund's portfolio managers to develop an outlook on the economy from research produced by various financial firms and specific forecasting services or from economic data released by the U.S. and foreign governments as well as the Federal Reserve Bank. The analysts also conduct a thorough review of individual securities to identify what they consider attractive values in the U.S. government security marketplace through the use of quantitative tools such as internal and external computer systems and software. The Fund's adviser continuously monitors an issuer's creditworthiness to assess whether the obligation remains an appropriate investment for the Fund. The Fund's adviser seeks to balance opportunities for yield and price performance by combining macroeconomic analysis with individual security selection. It emphasizes securities that tend to perform particularly well in response to interest rate changes, such as U.S. Treasury securities in a declining interest rate environment and mortgage-backed or U.S. government agency securities in a steady or rising interest rate environment. The Fund's adviser seeks to increase the opportunity for higher yields while maintaining the greater price stability that intermediate-term bonds have compared to bonds with longer maturities.

In connection with its principal investment strategies, the Fund may also invest in investment grade corporate notes and bonds, zero-coupon bonds, Rule 144A securities, asset-backed securities and mortgage-related securities including mortgage dollar rolls. Except as provided above or as required by applicable law, the Fund is not limited in the percentage of its assets that it may invest in these instruments.

Loomis Sayles Inflation Protected Securities Fund seeks high total investment return through a combination of current income and capital appreciation. The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or "TIPS"). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. government.

In deciding which securities to buy and sell, the Fund's adviser may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, the Fund's adviser's expectations regarding general trends in interest rates and currency considerations. The Fund's adviser will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers.

The Fund may also invest in nominal (i.e., non-inflation-protected) treasury securities, corporate bonds, Rule 144A securities, structured notes, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's, Fitch or S&P) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if the Fund's adviser determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions.

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Management Team

Management Team

Meet the Funds' Investment Adviser and Subadvisers

The Natixis Funds family currently includes 40 mutual funds (the "Natixis Funds"). The Natixis Funds family had combined assets of $51.6 billion as of December 31, 2016. Natixis Funds are distributed through NGAM Distribution, L.P. (the "Distributor").

Adviser

NGAM Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NGAM Advisors oversees, evaluates, and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to each Fund. NGAM Advisors, through its Active Index AdvisersSM Division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment of each Fund.

The aggregate advisory fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment; (ii) 0.50% of the average daily net assets of the Mirova Global Sustainable Equity Segment; (iii) 0.25% of the average daily net assets of the Mirova Carbon Neutral U.S. Equity Segment; and (iv) the greater of an asset based fee calculated by multiplying the Fund's average daily net assets by a rate based on the combined average daily net assets all the Funds, equal to 0.08% of the first $250 million, 0.07% of the next $250 million, 0.06% of the next $750 million and 0.03% of amounts exceeding $1.25 billion of the combined average daily net assets of the Funds, or the Fund's allocable portion of a minimum annual fee of $250,000 which applies to the Funds in the aggregate. Each Fund may add additional segments to be managed by either NGAM Advisors, L.P. or Natixis AM US in the future, provided that the advisory fee rates applicable to such segments do not to exceed 0.25% of the average daily net assets of any segment managed by NGAM Advisors, L.P. and 0.70% of the average daily net assets of any segment managed by Natixis AM US.

Investment Subadvisers

Natixis AM US, located at 399 Boylston Street, Boston, Massachusetts 02116 serves as a subadviser to the Funds. Natixis AM US was formed in 2014 and specializes in globally diversified portfolio management.  As of December 31, 2016, Natixis AM US had $423 million in assets under management. Natixis AM US makes investment decisions for the Mirova Global Sustainable Equity Segment and the Mirova Carbon Neutral U.S. Equity Segment of each Fund.

Natixis AM US has entered into a personnel-sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Global Asset Management. With assets under management of $6.8 billion as of December 31, 2016, Mirova ranks among the leading European ESG asset managers. Pursuant to this arrangement, certain employees of Mirova, as a "participating affiliate," serve as "associated persons" of Natixis AM US and, in this capacity, are subject to the oversight of Natixis AM US and its Chief Compliance Officer. These associated persons will, on behalf of Natixis AM US, provide discretionary investment management services (including acting as portfolio managers), research and related services to the Funds in accordance with the investment objectives, policies and limitations set forth in the prospectus and SAI. Unlike Natixis AM US, Mirova is not registered as an investment adviser with the Securities and Exchange Commission (the "SEC").  The personnel-sharing arrangement is based on no-action letters of the staff of the SEC that permit SEC-registered investment advisers to rely on and use the resources of advisory affiliates, subject to certain conditions.

Wilshire, located at 1299 Ocean Avenue, Suite 700, Santa Monica, California 90401, serves as subadviser to the Funds. Wilshire is a registered investment adviser organized in California and is comprised of four business units: Wilshire Analytics, Wilshire Consulting, Wilshire Funds Management, and Wilshire Private Markets. As of December 31, 2016, the Wilshire Funds Management business unit advises on more than $157.8 billion in assets. Wilshire determines each Fund's target allocations, transmits trade instructions to the NGAM Advisors and performs certain administrative services for the Funds.

The Natixis Funds have received an exemptive order from the SEC that permits NGAM Advisors to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits NGAM Advisors to enter into new subadvisory agreements with subadvisers that are not affiliated with NGAM Advisors without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Natixis Funds have received shareholder approval to rely on the exemptive order. Shareholders will be notified of any subadviser changes within 90 days of such changes.

A discussion of the factors considered by the Funds' Board of Trustees in approving the Funds' investment advisory and subadvisory contracts will be available in the Funds' semiannual shareholder report covering the period ending July 31, 2017.

Portfolio Trades

In placing portfolio trades, NGAM Advisors and Natixis AM US may use brokerage firms that market the Funds' shares or are affiliated with NGAM Advisors and Natixis AM US.  In placing trades, NGAM Advisors and Natixis AM US will seek to obtain the best combination of price and execution, which involves a number of subjective factors.  Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.

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Management Team

Meet the Funds' Portfolio Managers

The following persons have had joint and primary responsibility for the day-to-day management of the Funds' portfolios since the dates stated below.

Natixis AM US

Jens Peers, CFA® has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds' inception in 2017. Mr. Peers is Chief Investment Officer, Equity, Fixed Income and Impact Investing with Mirova, which he joined in 2013. Prior to joining Mirova, he was Head of Portfolio Management – Environmental Strategies for Kleinwort Benson Investors in Dublin, Ireland from 2003 to 2013. Mr. Peers holds a master's degree in applied economics from the University of Antwerp, Belgium. He holds the designation of Chartered Financial Analyst®, is a CEFA (Certified European Financial Analyst of the BVFA-ABAF - Belgian Association of Financial Analysts) and has over 17 years of investment experience.

Suzanne Senellart has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds' inception in 2017. Ms. Senellart is a Senior Portfolio Manager with Mirova, which she joined in 2012. Prior to joining Mirova, Ms. Senellart was Senior Portfolio Manager on Socially Responsible Investment thematic strategies at Natixis Asset Management from 2007 to 2012. Ms. Senellart is a graduate of Institut Supèrieur de Gestion in Paris, France, is a member of SFAF (The French Society of Financial Analysts) and has over 25 years of investment experience.

Hua Cheng, CFA®, PhD has served as co-portfolio manager of the Mirova Global Sustainable Equity Segment of each Fund since the Funds' inception in 2017. Dr. Cheng is a Portfolio Manager with Mirova, which he joined in March 2014. Prior to joining Mirova, Dr. Cheng was portfolio manager at Vega Investment Managers from 2007 to 2014. Dr. Cheng holds a Ph.D. degree in Financial Economics from the University Paris Dauphine (France). He holds the designation of Chartered Financial Analyst® and has over 10 years of investment experience.

Manuel Coeslier has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of each Fund since the Funds' inception in 2017. Mr. Coeslier is a researcher with Mirova, which he joined in 2014.  Prior to joining Mirova, Mr. Coselier actively contributed to the International Energy Agency's Special Report on Investments. Mr. Coeslier is currently pursuing a PhD on the alignment of Investment Portfolios with climate goals. He holds a master's degree in environmental economics from Mines ParisTech and an engineering degree with a specialization in environment.

Xavier Combet has served as co-portfolio manager of the Mirova Carbon Neutral U.S. Equity Segment of each Fund since the Funds' inception in 2017. Mr. Combet is a Portfolio Manager with Mirova, which he joined in 2012. Prior to joining Mirova, Mr. Combet was a portfolio manager with Natixis Asset Management. Mr. Combet earned a master's degree in finance and math from Paris IX- Dauphine University, France, holds a diploma from the SFAF (French Society of Financial Analysts) and has over 18 years of investment experience.

All of the Natixis AM US portfolio managers are employees of Mirova, an affiliate of Natixis AM US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Natixis AM US.

NGAM Advisors

Kevin H. Maeda has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds' inception in 2017. Mr. Maeda, Chief Investment Officer for the Active Investment Advisors division of NGAM Advisors, joined Active Investment Advisors in 2003. He earned his M.B.A. from the University of California—Los Angeles from 1999 to 2001. In addition to an M.B.A., Mr. Maeda received a B.S. from the University of California—Berkeley. He has over 21 years of investment experience.

Serena V. Stone, CFA, has co-managed the AIA U.S. Large Cap Value ESG Segment of each Fund since the Funds' inception in 2017. Ms. Stone, Assistant Vice President and Portfolio Manager for the Active Investment Advisors division of NGAM Advisors, joined Active Investment Advisors in 2005. Ms. Stone received a B.S. from the University of California—Los Angeles. She holds the designation of Chartered Financial Analyst® and has over 15 years of investment experience.

Wilshire

Nathan Palmer, CFA®, has been a portfolio manager of the Funds since their inception in 2017. Mr. Palmer joined Wilshire in January 2011 and currently serves as the head of portfolio management for Wilshire Funds Management. Mr. Palmer holds a BA in business administration from the University of Washington and an MBA from Stern School of Bussiness, New York University. Mr. Palmer holds the designation of Chartered Financial Analyst® and has over 20 years of investment experience.

Elizabeth Yakes, CFA®, has been a portfolio manager of the Funds since their inception in 2017. Ms. Yakes joined Wilshire in 2012 and is a vice president of Wilshire Associates and a member of Wilshire Funds Management's portfolio management group. Ms. Yakes earnd a BS in Industrial Engineering and a BS in Integrated Business and Engineering from Lehigh University. She also holds an MBA from Marshall School of Business, University of Southern California. Ms. Yakes holds the designation of Chartered Financial Analyst® and has over 9 years of investment experience.

Please see the SAI for information on portfolio manager compensation, other accounts under management by the portfolio managers and the portfolio managers' ownership of securities in the Funds.

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Fund Services

Additional Information

The Funds enter into contractual arrangements with various parties, including, among others, the Adviser, the Distributor and the Funds' custodian and transfer agent, who provide services to the Funds. Shareholders are not parties to, or intended to be third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce such arrangements against the service providers or to seek any remedy thereunder against the service providers, either directly or on behalf of the Funds.

This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase shares of the Funds. None of this Prospectus, the SAI or any contract that is an exhibit to the Funds' registration statement, is intended to, nor does it, give rise to an agreement or contract between the Funds and any investor, or give rise to any contract or other rights in any individual shareholder, group of shareholders or other person other than any rights conferred explicitly by applicable federal or state securities laws that may not be waived.

Fund Services

Investing in the Funds

Choosing a Share Class

Each class has different costs associated with buying, selling and holding Fund shares, which allows you to choose the class that best meets your needs. Which class is best for you depends upon a number of factors, including the size of your investment and how long you intend to hold your shares. Certain share classes and certain shareholder features may not be available to you if you hold your shares through a financial intermediary. Your financial representative can help you decide which class of shares is most appropriate for you. The Funds may engage financial intermediaries to receive purchase, exchange and sell orders on their behalf. Accounts established directly with the Funds will be serviced by the Funds' transfer agent. The Funds, the Funds' transfer agent and the Distributor do not provide investment advice.

Class N Shares

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You have a minimum initial investment of $1,000,000. There are several ways to waive this minimum. See the section "Purchase and Sale of Fund Shares."

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You do not pay a sales charge when you buy Class N shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You may pay lower annual expenses than Class Y shares.

Class Y Shares

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Class Y shares are not currently available for purchase.

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The shares are available to a limited type of investor. See the section "Purchase and Sale of Fund Shares."

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You have a minimum initial investment of $100,000. There are several ways to waive this minimum. See the section "Purchase and Sale of Fund Shares."

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You do not pay a sales charge when you buy Class Y shares. All of your money goes to work for you right away.

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You do not pay a sales charge on redemptions.

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You may pay higher annual expenses than Class N shares.

For information about the Fund's expenses, see the section "Fund Fees & Expenses" in the Fund Summary.

Certificates

Certificates will not be issued or honored for any class of shares.

Certain Retirement Plans

Natixis Funds defines "Certain Retirement Plans" as it relates to load waivers, share class eligibility, and account minimums as follows:

Certain Retirement Plans includes 401(k) plans, 457 plans, 401(a) plans (including profit-sharing and money purchase pension plans), 403(b) and 403(b)(7) plans, defined benefit plans, non-qualified deferred compensation plans, Taft Hartley multi-employer plans and retiree health benefit plans. The accounts must be plan level omnibus accounts to qualify.

Certain Retirement Plans does not include individual retirement plan accounts such as IRAs, SIMPLE, SEP, SARSEP, Roth IRA, etc. Any retirement plan accounts registered in the name of a participant would not qualify.

Compensation to Securities Dealers

The Funds may make payments to financial intermediaries that provide shareholder services to shareholders whose shares are held of record in omnibus accounts, other group accounts (for example, 401(k) plans) or accounts traded through registered securities clearing agents to compensate those intermediaries for services they provide to such shareholders, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing ("recordkeeping and processing-related

81

Fund Services

services"). The actual payments, and the services provided, vary from firm to firm. These fees are paid by the Funds (with the exception of Class N shares, which do not bear such expenses) in light of the fact that other costs may be avoided by the Funds where the intermediary, not the Funds' service provider, provides services to Fund shareholders.

The Distributor, the Adviser and each of their respective affiliates may, out of their own resources, which generally come directly or indirectly from fees paid by the Funds, make payments to certain dealers and other financial intermediaries that satisfy certain criteria established from time to time by the Distributor. Payments may vary based on sales, the amount of assets a dealer's or intermediary's clients have invested in the Funds, and other factors. These payments may also take the form of sponsorship of seminars or informational meetings or payments for attendance by persons associated with a dealer or intermediary at informational meetings. The Distributor and its affiliates may also make payments for recordkeeping and processing-related services to financial intermediaries that sell Fund shares; such payments will not be made with respect to Class N shares. These payments may be in addition to payments made by the Fund for similar services.

The payments described in this section, which may be significant to the dealers and the financial intermediaries, may create an incentive for a dealer or financial intermediary or their representatives to recommend or sell shares of the Funds or a particular share class over other mutual funds or share classes. Additionally, these payments may result in the Funds receiving certain marketing or servicing advantages that are not generally available to mutual funds that do not make such payments, including placement on a sales list, including a preferred or select sales list, or in other sales programs. These payments, which are in addition to any amounts you may pay your dealer or other financial intermediary, may create potential conflicts of interest between an investor and a dealer or other financial intermediary who is recommending a particular mutual fund over other mutual funds. Before investing, you should consult with your financial representative and review carefully any disclosure by the dealer or other financial intermediary as to the services it provides, what monies it receives from mutual funds and their advisers and distributors, as well as how your financial representative is compensated. Please see the SAI for additional information about payments made by the Distributor and its affiliates to dealers and intermediaries.

It's Easy to Open an Account

To Open an Account with Natixis Funds:

1.

Read this Prospectus carefully. The Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands. Except to the extent otherwise permitted by the Distributor, the Funds will only accept accounts from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number.  U.S. citizens living abroad are not allowed to purchase shares in the Fund.

2.

Determine how much you wish to invest. See the information regarding investment minimums for accounts in the section "Purchase and Sale of Fund Shares."

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For Class Y, minimums are waived for accounts associated with wrap fee programs sponsored by certain broker-dealers and investment advisers and for accounts associated with certain retirement plans.

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The Distributor, at its sole discretion, may waive the investment minimums for new accounts being established into existing Corporate Retirement Plans and existing SEP-IRA, SARSEP, SIMPLE and Keogh Plans using the Natixis Funds' prototype document.

■

The Fund is not available to new SIMPLE IRA plans using the Natixis Funds prototype document.

■

Class Y shares of the Fund are available to Fund trustees, former Fund trustees, employees of affiliates of the Natixis Funds and other individuals who are affiliated with any Natixis Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) with no initial or subsequent investment minimum.

■

At the discretion of NGAM Advisors, clients of NGAM Advisors and its affiliates may purchase Class Y shares of the Fund below the stated minimums.

3.

Complete the appropriate parts of the applicable account application, carefully following the instructions. If you have any questions, please call your financial representative or Natixis Funds at 800-225-5478. For more information on Natixis Funds' investment programs, refer to the section "Additional Investor Services" in this Prospectus.

4.

Use the sections of this Prospectus that follow as your guide for purchasing shares.

Minimum Balance Policy

The Funds reserve the right to liquidate any account with a balance of one share or less regardless of the account type or share class. Due to operational limitations, the Funds' ability to apply the Minimum Balance Policy to shareholder accounts held through an intermediary in an omnibus fashion may be limited. The Funds may work with these intermediaries to enforce the Minimum Balance Policy on these accounts as can best be applied per the timing and constraints of the intermediaries account record keeping systems.

Self-Servicing Your Account

(Excludes Class N shares)

Buying or selling shares is easy with the services described below (certain restrictions may apply):

Natixis Funds Personal Access Line®

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Fund Services

800-225-5478, press 1

Natixis Funds Website:

ngam.natixis.com

You have access to your account 24 hours a day by calling the Personal Access Line® from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

■

purchase, exchange or redeem shares in your existing accounts;

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review your account balance, recent transactions, current net asset value per share and recent performance;

■

order duplicate account statements; and

■

obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

Buying Shares

The Fund is generally available for purchase in the United States, Puerto Rico, Guam and the U.S. Virgin Islands.  Except to the extent otherwise permitted by the Distributor, the Fund will only accept investments from U.S. citizens with a U.S. address (including an APO or FPO address) or resident aliens with a U.S. address (including an APO or FPO address) and a U.S. taxpayer identification number. U.S. citizens living abroad are not allowed to purchase shares in the Fund. Class N shares are not eligible to be exchanged or purchased through the website or through the Personal Access Line®.

	Opening an Account	Adding to an Account
Through Your Investment Dealer	■ Call your investment dealer for information about opening or adding to an account. Dealers may also charge you a processing or servicing fee in connection with the purchase of Fund shares.
By Mail

■

Make out a check in U.S. dollars for the investment amount, payable to "Natixis Funds." Third party checks, "starter" checks and credit card convenience checks will not be accepted. However, third party checks under $10,000 may be accepted.

■

Mail the check with your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

■

Redemption proceeds may not be available immediately upon redemption of shares purchased by check. See the section "Selling Restrictions."

■

Make out a check in U.S. dollars for the investment amount, payable to "Natixis Funds."  Third party checks, "starter" checks and credit card convenience checks will not be accepted. However, third party checks under $10,000 may be accepted. Uncashed redemption checks from your account may be accepted.

■

Complete the investment slip from an account statement or include a letter specifying the Fund name, your class of shares, your account number and the registered account name(s).

■

Redemption proceeds may not be available immediately upon the redemption of shares purchased by check.  See the section "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

■

Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to 1) obtain a current prospectus for the fund into which you are exchanging and 2) request an exchange.

■

In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

■

Call your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com to request an exchange.

■

In writing: Mail request to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579, or the overnight address,  330 West 9th Street, Kansas City, MO 64105-1514.

By Wire

■

Mail your completed application to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579. Call Natixis Funds at (800) 225-5478 to obtain an account number and wire transfer instructions. Your bank may charge you for such a transfer.

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Call Natixis Funds at (800) 225-5478 to obtain wire transfer instructions. At the time of the wire transfer, you will need to include the Fund name, your class of shares, your account number and the registered account owner name(s).  Your bank may charge you for such a transfer.

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Fund Services

Through Automated Clearing House ("ACH")

■

You must have an existing Natixis Funds account with an ACH eligible bank account already on file with the Funds. If you have an existing Natixis Funds account but have not signed up for the ACH system, please call Natixis Funds or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

■

Call your investment dealer or Natixis Funds at 800-225-5478 to 1) obtain a current prospectus for the fund into which you are investing, and 2) request the purchase into a new fund.

■

Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH. See the section "Selling Restrictions."

■

Call Natixis Funds at 800-225-5478 or visit ngam.natixis.com to add shares to your account through ACH.

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If you have not signed up for the ACH system, please call Natixis Funds or visit ngam.natixis.com for a Service Options Form.  A medallion signature guarantee may be required to add this privilege.

■

Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH.  See the section "Selling Restrictions."

Automatic Investing Through Investment Builder

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Although you cannot open an account through Investment Builder, you may add this feature by selecting it on your account application.  The Fund minimum must be met in order to establish an account.

■

Ask your bank or credit union whether it is a member of the ACH system.

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If you have not signed up for Investment Builder, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form.  A medallion signature guarantee may be required to add this privilege.

■

See the section "Additional Investor Services."

■

Redemption proceeds may not be available immediately upon redemption for shares purchased through ACH. See the section "Selling Restrictions."

Selling Shares

To Sell Some or All of Your Shares

Certain restrictions may apply. Redemption proceeds may not be available immediately upon redemption for shares purchased by check, through ACH or Investment Builder. See the section "Restrictions on Buying, Selling and Exchanging Shares." Generally, a transaction fee will be charged for expedited payment of redemption proceeds of $5.50 for wire transfers, $50 for international wire transfers or $20.50 for overnight delivery. These fees are subject to change.

Redemptions totaling more than $100,000 from a single fund/account cannot be processed on the same day unless the proceeds of the redemption are sent via pre-established banking information on the account. Please see the "Selling Shares in Writing" section for more information.

Through Your Investment Dealer	■ Call your investment dealer for information. Dealers may also charge you a processing or service fee in connection with the redemption of Fund shares.
By Mail

■

Write a letter to request a redemption. Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section "Selling Shares in Writing."

■

The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.

■

Mail your request by regular mail to Natixis Funds, P.O. Box 219579, Kansas City, MO 64121-9579 or by registered, express or certified mail to  Natixis Funds, 330 West 9th Street, Kansas City, MO 64105-1514.

■

Proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. Proceeds delivered by mail will generally be mailed to you within three business days after the request is received in good order, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions."

By Exchange (See the section "Exchanging Shares" for more details.)

■

Obtain a current prospectus for the fund into which you are exchanging by calling your investment dealer or Natixis Funds at 800-225-5478 or visit ngam.natixis.com.

■

Call Natixis Funds or visit ngam.natixis.com to request an exchange.

By Wire

■

Complete the "Bank Information" section on your account application.

■

Call Natixis Funds at 800-225-5478, visit ngam.natixis.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.

■

Proceeds (less any applicable CDSC) will generally be wired on the next business day, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions." A wire fee will be deducted from the proceeds. Your bank may charge you a fee to receive the wire. If you have not signed up for banking information on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

84

Fund Services

Through ACH

■

Ask your bank or credit union whether it is a member of the ACH system.

■

Complete the "Bank Information" section on your account application.

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If you have not signed up for the ACH system on your application, please call Natixis Funds at 800-225-5478 or visit ngam.natixis.com for a Service Options Form. A medallion signature guarantee may be required to add this privilege.

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Call Natixis Funds or visit ngam.natixis.com to request an ACH redemption or indicate in your redemption letter that you wish to have your proceeds sent to your bank through ACH.

■

Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days, although it may take longer. See the sections "Selling Shares in Writing" and "Selling Restrictions."

By Telephone

■

Call Natixis Funds at 800-225-5478 to choose the method you wish to use to redeem your shares. You may receive your proceeds (less any applicable CDSC) by mail, by wire or through ACH (see above), subject to certain restrictions. See the sections "Selling Shares in Writing" and "Selling Restrictions."

■

Redemptions by check totaling more than $100,000 per day from a single fund/account must be done in writing.

By Systematic Withdrawal Plan (See the section "Additional Investor Services" for more details.)	■ Call Natixis Funds at 800-225-5478 or your financial representative for more information.

Selling Shares in Writing

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a medallion signature guarantee or additional documentation.

A medallion signature guarantee protects you against fraudulent orders and is necessary if:

■

you are selling shares totalling more than $100,000 per day from a single fund/account and you are requesting the proceeds by check (this does not apply to IRA transfer of assets to a new custodian);

■

your address of record or bank account information has been changed within the past 30 days;

■

a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

■

the proceeds are sent by wire or ACH to a bank account not already on file with the fund account.

A notary public cannot provide a medallion signature guarantee. The Funds will only accept medallion signature guarantees bearing the STAMP2000 Medallion imprint. A medallion signature guarantee can be obtained from one of the following sources:

■

a financial representative or securities dealer;

■

a federal savings bank, cooperative or other type of bank;

■

a savings and loan or other thrift institution;

■

a credit union; or

■

a securities exchange or clearing agency.

In some situations additional documentation may be necessary. Please contact your financial representative or Natixis Funds regarding documentation requirements.

Exchanging or Converting Shares

In general, you may exchange shares of each Fund for shares of the same class of another Natixis Fund or Loomis Sayles Fund that offers such class of shares, without paying a sales charge or a CDSC, if applicable (see the sections "Buying Shares" and "Selling Shares") subject to restrictions noted below. The exchange will be subject to investment minimums. Once the fund minimum is met, exchanges under the Automatic Exchange Plan must be made for at least $100 (see the section "Additional Investor Services"). You may exchange Class Y shares of a Fund, subject to minimum investment requirements, for Institutional Class shares of any series of Loomis Sayles Funds that offers Institutional Class shares subject to certain restrictions noted below. The exchange must be for at least the minimum to open an account. All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. The exchange privilege may be exercised only in those states where shares of such funds may be legally sold. For U.S. federal income tax purposes, an exchange of Fund shares for shares of another fund is generally treated as a sale on which gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. You may be unable to hold your shares through the same financial intermediary if you engage in certain share exchanges. You should contact your financial intermediary for further details. Please refer to the SAI for more detailed information on exchanging Fund shares.

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Fund Services

Due to operational limitations at your financial intermediary, your ability to convert between share classes of the same fund may be limited. Please consult your financial representative for more information.

Cost Basis Reporting. Upon the redemption or exchange of your shares in a Fund, the Fund, or, if you purchased your shares through a broker-dealer or other financial intermediary, your financial intermediary will be required to provide you and the Internal Revenue Service ("IRS") with cost basis and certain other related tax information about the Fund shares you redeemed or exchanged. Please contact the Fund at 800-225-5478, visit ngam.natixis.com or consult your financial intermediary, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Please also consult your tax adviser to determine which available cost basis method is best for you.

Restrictions on Buying, Selling and Exchanging Shares

The Funds discourage excessive short-term trading that may be detrimental to the Funds and its shareholders. Frequent purchases and redemptions of Fund shares by shareholders may present certain risks for other shareholders in the Funds. This includes the risk of diluting the value of Fund shares held by long-term shareholders, interfering with the efficient management of the Funds' portfolio and increasing brokerage and administrative costs. Funds investing in securities that require special valuation processes (such as foreign securities, below investment grade securities or small capitalization securities), also may have increased exposure to these risks. The Board of Trustees has adopted the following policies to address and discourage such trading.

The Funds reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to reject any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Funds' other shareholders or possibly disruptive to the management of the Funds. A shareholder whose exchange order has been rejected may still redeem its shares by submitting a redemption request as described under "Selling Shares."

Limits on Frequent Trading. Excessive trading activity in the Funds is measured by the number of round trip transactions in a shareholder's account. A round trip is defined as (1) a purchase (including a purchase by exchange) into the Funds followed by a redemption (including a redemption by exchange) of any amount out of the Funds; or (2) a redemption (including a redemption by exchange) out of the Funds followed by a purchase (including a purchase by exchange) of any amount into the Funds. Two round trip transactions in the Funds within a rolling 90-day period is considered to be excessive and will constitute a violation of the Funds' trading limitations. After the detection of a first violation, the Funds or the Distributor will issue the shareholder and/or his or her financial intermediary, if any, a written warning. After the detection of a second violation (i.e., two more round trip transactions in the Funds within a rolling 90-day period), the Funds or the Distributor will restrict the account from making subsequent purchases (including purchases by exchange) for 90 days. After the detection of a third violation, the Funds or the Distributor will permanently restrict the account and any other accounts under the shareholder's control in any Natixis Fund from making subsequent purchases (including purchases by exchange). The above limits are applicable whether a shareholder holds shares directly with the Funds or indirectly through a financial intermediary, such as a broker, bank, investment adviser, recordkeeper for retirement plan participants, or other third party. The preceding is not an exclusive description of activities that the Funds and the Distributor may consider to be excessive and, at its discretion, the Funds and the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries.

Notwithstanding the above, certain financial intermediaries, such as retirement plan administrators, may monitor and restrict the frequency of purchase and redemption transactions in a manner different from that described above. The policies of these intermediaries may be more or less restrictive than the generally applicable policies described above. The Funds may choose to rely on a financial intermediary's restrictions on frequent trading in place of the Funds' own restrictions if the Fund determines, at its discretion, that the financial intermediary's restrictions provide reasonable protection for the Funds from excessive short-term trading activity. Please contact your financial representative for additional information regarding their policies for limiting the frequent trading of Fund shares.

This policy also does not apply with respect to shares purchased by certain funds-of-funds or similar asset allocation programs that rebalance their investments only infrequently. To be eligible for this exemption, the fund-of-funds or asset allocation program must identify itself to and receive prior written approval from a Funds or the Distributor. A Fund and the Distributor may request additional information to enable them to determine that the fund-of-funds or asset allocation program is not designed to and/or is not serving as a vehicle for disruptive short-term trading, which may include requests for (i) written assurances from the sponsor or investment manager of the fund-of-funds or asset allocation program that it enforces the Fund's frequent trading policy on investors or another policy reasonably designed to deter disruptive short-term trading in Fund shares, and/or (ii) data regarding transactions by investors in the fund-of-funds or asset allocation program, for periods and on a frequency determined by the Fund and the Distributor, so that the Funds can monitor compliance by such investors with the trading limitations of the Funds or of the fund-of-funds or asset allocation program. Under certain circumstances, waivers to these conditions (including waivers to permit more frequent rebalancing) may be approved for programs that in the Fund's opinion are not vehicles for market timing and are not likely to engage in abusive trading.

Trade Activity Monitoring. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If a Fund or the Distributor believes that a shareholder or financial intermediary has engaged in excessive, short-term trading activity, it may, at its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. At its discretion, a Fund and the Distributor, as well as an adviser to a Fund may ban trading in an account if, in their judgment, a shareholder or financial intermediary has engaged in short-term transactions that, while not necessarily in violation of a Fund's stated policies on frequent trading, are harmful to a Fund or its shareholders. A Fund and the Distributor also reserve the right to notify financial intermediaries of the shareholder's trading activity.

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Fund Services

Accounts Held by Financial Intermediaries. The ability of a Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary maintains the record of a Fund's underlying beneficial owners. In general, each Fund and the Distributor will review trading activity at the omnibus account level. If a Fund and the Distributor detect suspicious activity, they may request and receive personal identifying information and transaction histories for some or all underlying shareholders (including plan participants) to determine whether such shareholders have engaged in excessive short-term trading activity. If a Fund believe that a shareholder has engaged in excessive short-term trading activity in violation of the Funds' policies through an omnibus account, the Funds will attempt to limit transactions by the underlying shareholder that engaged in such trading, although it may be unable to do so. A Fund may also limit or prohibit additional purchases of Fund shares by an intermediary. Investors should not assume a Fund will be able to detect or prevent all trading practices that may disadvantage a Fund.

Purchase Restrictions

Each Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Funds may not be able to open your account if the requested information is not provided. Each Fund reserves the right to refuse to open an account, close an account and redeem your shares at the then-current price or take other such steps that the Fund deems necessary to comply with federal regulations if your identity cannot be verified.

Selling Restrictions

The table below describes restrictions placed on selling shares of a Fund.  Please see the SAI for additional information regarding redemption payment policies.

Restriction	Situation
Each Fund may suspend the right of redemption or postpone payment for more than 7 days:

■

When the New York Stock Exchange (the "NYSE") is closed (other than a weekend/holiday) as permitted by the SEC.

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During an emergency as permitted by the SEC.

■

During any other period permitted by the SEC.

Each Fund reserves the right to suspend account services or refuse transaction requests:	■ With a notice of a dispute between registered owners or death of a registered owner. ■ With suspicion/evidence of a fraudulent act.

Each Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities in lieu of cash or may take up to 7 days to pay a redemption request in order to raise capital:

■ When it is detrimental for a Fund to make cash payments as determined in the sole discretion of the Adviser or Subadviser.
Each Fund may withhold redemption proceeds for 10 days from the purchase date:	■ When redemptions are made within 10 calendar days of purchase by check or ACH to allow the check or ACH transaction to clear.

Although most redemptions are made in cash, as described in the SAI, each Fund reserves the right to redeem shares in kind. If a shareholder receives a distribution in kind, the shareholder will bear the market risk associated with the distributed securities and may incur brokerage or other charges in converting the securities to cash.

Restructuring and Liquidations

Investors should note that each Fund reserves the right to merge or reorganize at any time, or to cease operations or liquidate itself. At any time prior to the liquidation of a Fund, shareholders may redeem their shares of the Fund pursuant to the procedures set forth under "Selling Shares." The proceeds from any such redemption will be the net asset value of the Fund's shares. Shareholders may also exchange their shares, subject to investment minimums and other restrictions on exchanges as described under "Exchanging or Converting Shares." For federal income tax purposes, an exchange of a fund's shares for shares of another Natixis Fund or Loomis Sayles Fund is generally treated as a sale on which a gain or loss may be recognized.

Retirement Accounts. Absent an instruction to the contrary prior to the liquidation date of a Fund, for shares of a Fund held using a Natixis Funds' prototype document, in individual retirement accounts, in custodial accounts under a SEP, SIMPLE, SARSEP or 403(b) plan, or in certain other retirement accounts, NGAM Distribution, L.P. will exchange any shares remaining in the Fund on the liquidation date for shares of Loomis Sayles Limited Term Government and Agency Fund (or, if that fund is no longer in existence, then in shares of another comparable Natixis or Loomis Sayles Fund) at net asset value, unless contrary instructions are timely received prior to the liquidation. Please refer to your plan documents or contact your plan administrator or plan sponsor to determine whether the preceding sentence applies to you.

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Fund Services

How Fund Shares Are Priced

Net asset value ("NAV") is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

The NAV of Fund shares is determined pursuant to policies and procedures approved by the Board of Trustees, as summarized below:

■

A share's NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE") on the days the NYSE is open for trading. This is normally 4:00 p.m., Eastern time. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section "Net Asset Value" in the SAI for more details.

■

The price you pay for purchasing, redeeming or exchanging a share will be based upon the NAV next calculated (plus or minus applicable sales charges as described earlier in the Fund Summary) after your order is received by the transfer agent, Boston Financial Data Services, Inc., (rather than when the order arrives at the P.O. box) "in good order" (meaning that the order is complete and contains all necessary information).1

■

Requests received by the Funds after the NYSE closes will be processed based upon the NAV determined at the close of regular trading on the next day that the NYSE is open. If the transfer agent receives the order in good order prior to the NYSE market close (normally 4:00 p.m., Eastern time), the shareholder will receive that day's NAV. Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before a Fund determines its NAV and transmitted to the transfer agent prior to market open on the next business day are processed at the NAV determined on the day the order was received by your investment dealer. Please contact your investment dealer to determine whether it has entered into such a contractual agreement. If your investment dealer has not entered into such a contractual agreement, your order will be processed at the NAV next determined after your investment dealer submits the order to a Fund.

■

If a Fund invests in foreign securities, it may have NAV changes on days when you cannot buy or sell its shares.

1 Please see the section "Buying Shares," which provides additional information regarding who can receive a purchase order.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone.  During these times, you may send your order by mail as described in the sections "Buying Shares" and "Selling Shares."

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the Adviser and approved by the Board of Trustees. Fund securities and other investments  for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

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Equity securities (including shares of closed-end investment companies and exchange-traded funds ("ETFs")), exchange traded notes, rights, and warrants — listed equity securities are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities discussed below) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. If a right is not traded on any exchange, its value is based on the market value of the underlying security, less the cost to subscribe to the underlying security (e.g., to exercise the right), adjusted for the subscription ratio. If a warrant is not traded on any exchange, a price is obtained from a broker-dealer. Valuations based on information from foreign markets may be subject to the Fund's fair value policies described below.

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Debt securities and unlisted preferred equity securities — evaluated bids furnished to a Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

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Senior Loans — bid prices supplied by an independent pricing service, if available, or bid prices obtained from broker-dealers.

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Bilateral Swaps — bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps and bilateral standardized commodity and equity index total return swaps are valued based on prices supplied by an independent pricing service. If prices from an independent pricing service are not available, prices from a broker-dealer may be used.

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Centrally Cleared Swaps — settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

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Options — domestic exchange-traded single name equity options contracts (including options on ETFs) are valued at the mean of the National Best Bid and Offer quotations. Foreign exchange-traded single name equity options contracts are valued at the most recent settlement price. Options contracts on domestic indices shall be priced at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange ("CBOE"). On the last business day of the month, the Funds will fair value the S&P 500® index options using the closing rotation values published by the CBOE. Options contracts on foreign indices are priced at the most recent settlement price. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Other exchange-traded options are valued at the average of the

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closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter ("OTC") currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC options contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on prices obtained from broker-dealers. Valuations based on information from foreign markets may be subject to the Fund's fair value policies described below.

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Futures — most recent settlement price on the exchange on which the Adviser or Subadviser believes that, over time, they are traded most extensively. Valuations based on information from foreign markets may be subject to the Fund's fair value policies described below.

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Forward Foreign Currency Contracts — interpolated rates determined based on information provided by an independent pricing service.

Foreign denominated assets and liabilities are translated into U.S. dollars based upon foreign exchange rates supplied by an independent pricing service. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser or Subadviser pursuant to procedures approved by the Board of Trustees. A Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, each Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time a Fund's NAV is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund. Valuations for securities traded in the OTC market may be based on factors such as market information, transactions for comparable securities, various relationships between securities or bid prices obtained from broker-dealers. Evaluated prices from an independent pricing service may require subjective determinations and may be different than actual market prices or prices provided by other pricing services.

Trading in some of the portfolio securities or other investments of some of the Funds takes place in various markets outside the United States on days and at times other than when the NYSE is open for trading. Therefore, the calculation of these Funds' NAV does not take place at the same time as the prices of many of its portfolio securities or other investments are determined, and the value of these Funds' portfolios may change on days when these Funds are not open for business and their shares may not be purchased or redeemed.

Dividends and Distributions

The Funds generally distribute annually all or substantially all of its net investment income (other than capital gains) as dividends.  Each Fund declares and pays its dividends annually. In addition, each Fund expects to distribute all or substantially all of its net realized long- and short-term capital gains annually (or, in the case of short-term capital gains, more frequently than annually if determined by the Fund to be in the best interest of shareholders), after applying any capital loss carryovers.  To the extent permitted by law, the Board of Trustees may adopt a different schedule for making distributions as long as distributions of net investment income and net realized capital gains, if any, are made at least annually. A Fund's distribution rate fluctuates over time for various reasons, and there can be no assurance that a Fund's distributions will not decrease or that a Fund will make any distributions when scheduled. For example, foreign currency losses potentially reduce or eliminate, and have in the past reduced and eliminated, regularly scheduled distributions for certain funds.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at NAV unless you select one of the following alternatives:

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Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at NAV in shares of the same class of another Natixis Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about the program, see the section "Additional Investor Services;"

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Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund, or in the same class of another Natixis Fund; or

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Receive all distributions in cash.

If a dividend or capital gain distribution check remains uncashed for six months and your account is still open, the Fund will reinvest the dividend or distribution in additional shares of the Fund promptly after making this determination and the check will be canceled. In addition, future dividends and capital gain distributions will be automatically reinvested in additional shares of the Fund unless you subsequently contact the Fund and request to receive distributions by check.

For more information or to change your distribution option, contact Natixis Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a Natixis Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your U.S. federal income tax return. This information will also be reported to the IRS. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

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Fund Services

Tax Consequences

Except as noted, the discussion below addresses only the U.S. federal income tax consequences of an investment in the Funds and does not address any non-U.S., state or local tax consequences.

Each Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") necessary to qualify each year for treatment as a "regulated investment company" and thus does not expect to pay any U.S. federal income tax on income and capital gains that are timely distributed to shareholders.

Unless otherwise noted, the discussion below, to the extent it describes shareholder-level tax consequences, pertains solely to taxable shareholders.

Taxation of Distributions from the Funds. For U.S. federal income tax purposes, distributions of investment income generally are taxable to Fund shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions attributable to the excess of net long-term capital gains from the sale of investments that a Fund owned for more than one year over net short-term capital losses from the sale of investments that a Fund owned for one year or less, and that are properly reported by the Fund as capital gain dividends ("Capital Gain Dividends") generally will be taxable to a shareholder receiving such distributions as long-term capital gain includible in net capital gain and taxed to individuals at reduced rates. Distributions attributable to the excess of net short-term capital gains from the sale of investments that a Fund owned (or is deemed to have owned) for one year or less over net long-term capital losses from the sale of investments that a Fund owned (or is deemed to have owned) for more than one year, will be taxable as ordinary income. The Funds' transactions in options or other derivatives or short sales may cause a larger portion of distributions to be taxable to shareholders as ordinary income than would be the case absent such transactions.

Distributions of investment income properly reported by a Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the reduced rates applicable to net capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. Income generated by investments in fixed-income securities, derivatives and REITs generally is not eligible for treatment as qualified dividend income.

A 3.8% Medicare contribution tax is imposed on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. Net investment income generally includes for this purpose dividends, including any capital gain dividends paid by a Fund, and net capital gains recognized on the sale, redemption, exchange or other taxable disposition of shares of a Fund.

Fund distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. In addition, Fund distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price the shareholder paid for his or her shares). Such distributions are likely to occur in respect of shares purchased at a time when the Fund's NAV reflects gains that are either unrealized or realized but not distributed.

Dividends and Distributions declared by a Fund and payable to shareholders of record in October, November or December of one year and paid in January of the next year generally are taxable in the year in which the distributions are declared, rather than the year in which the distributions are received.

Fund distributions to retirement plans and other investors that qualify for tax-advantaged treatment under U.S. federal income tax laws generally will not be taxable, although distributions by retirement plans to their participants may be taxable. Special tax rules apply to investments through such retirement plans. If your investment is through such a plan, you should consult your tax adviser to determine the suitability of the Funds as an investment through your plan and the tax treatment of distributions to you (including distributions of amounts attributable to an investment in a Fund) from the plan.

Redemption, Sale or Exchange of Fund Shares. A redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another Natixis Fund or Loomis Sayles Fund) is a taxable event and generally will result in recognition of gain or loss. Gain or loss, if any, recognized by a shareholder on a redemption, sale, exchange or other taxable disposition of Fund shares generally will be taxed as long-term capital gain or loss if the shareholder held the shares for more than one year, and as short-term capital gain or loss if the shareholder held the shares for one year or less, assuming in each case that the shareholder held the shares as capital assets. Short-term capital gains generally are taxed at the rates applicable to ordinary income. Any loss realized upon a disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitations.

Taxation of Certain Fund Investments.  A Fund's investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund's yield on those securities would be decreased. The Funds generally do not expect that shareholders will be entitled to claim a credit or deduction with respect to such foreign taxes incurred by the Funds. In addition, a Fund's investments in foreign securities and foreign currency may be subject to special tax rules that have the effect of increasing or accelerating the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions to shareholders.  Because the Funds invest in foreign securities, shareholders should consult their tax advisers about the consequences of their investments under foreign laws.

A Fund's investments in certain debt obligations (such as those with "OID" or having accrued market discount, as defined in the SAI), mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such investments. Thus, a Fund could be required to liquidate investments, including at times when it is not advantageous to do so, in order to satisfy the distribution requirements applicable to regulated investment companies under the Code.

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Financial Performance

Backup Withholding. Each Fund is required in certain circumstances to apply backup withholding on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder if the shareholder does not furnish to the Fund certain information and certifications or the shareholder is otherwise subject to backup withholding. The backup withholding tax rate is 28%.

Please see the SAI for additional information on the U.S. federal income tax consequences of an investment in a Fund.

You should consult your tax adviser for more information on your own situation, including possible federal, state, local, foreign or other applicable taxes.

Additional Investor Services

Retirement Plans

Natixis Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs and SEPs. Refer to the section "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

Investment Builder Program

This is Natixis Funds' automatic investment plan. Once you meet the Fund minimum, you may authorize automatic monthly transfers of $50 or more per Fund from your bank checking or savings account to purchase shares of one or more Natixis Funds. For instructions on how to join the Investment Builder Program, please refer to the section "Buying Shares."

Dividend Diversification Program

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another Natixis Fund subject to the eligibility requirements of that other fund and to state securities law requirements. The fund minimum must be met in the new fund prior to establishing the dividend diversification program. Shares will be purchased at the selected fund's NAV without a front-end sales charge or CDSC on the ex dividend date. Before establishing a Dividend Diversification Program into any other Natixis Fund, please read its prospectus carefully.

Automatic Exchange Plan

Natixis Funds have an automatic exchange plan under which shares of a class of a Natixis Fund are automatically exchanged each month for shares of the same class of another Natixis Fund. The fund minimum must be met prior to establishing an automatic exchange plan. There is no fee for exchanges made under this plan. Please see the section "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

Systematic Withdrawal Plan

This plan allows you to redeem shares and receive payments from a Fund on a regular schedule. Redemptions of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC, however, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section "Selling Shares."

Natixis Funds Personal Access Line®

(Excludes Class N shares)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line® to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

Natixis Funds Website

(Excludes Class N shares)

Visit us at ngam.natixis.com to review your account balance and recent transactions, to view current net asset value per share and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

Financial Performance

The Funds are new and have not yet issued financial statements.

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If you would like more information about the Funds, the following documents are available free upon request:

Annual and Semiannual Reports—Provide additional information about each Fund's investments. Each annual report includes a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI)—Provides more detailed information about the Funds and their investment limitations and policies. The SAI has been filed with the SEC and is incorporated into this Prospectus by reference.

For a free copy of the Funds' annual or semiannual reports or their SAIs, to request other information about the Funds, and to make shareholder inquiries generally, contact your financial representative, visit the Funds' website at ngam.natixis.com or call the Funds at 800-225-5478.

Important Notice Regarding Delivery of Shareholder Documents:

In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household. If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses, reports or proxy statements may be obtained at any time by calling 800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.

Your financial representative or Natixis Funds will also be happy to answer your questions or to provide any additional information that you may require.

Information about the Funds, including their respective reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Funds' reports and SAI are available free from the EDGAR Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Portfolio Holdings—A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the SAI.

Investment Company Act File No. 811-09945	XSFF51-0217